UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$306,388,929
Cash	57,353
Collateral for securities loaned	73,128,098
Dividends receivable	236,317
Subscriptions receivable	593,529

Total assets	380,404,226

LIABILITIES:
Due to investment adviser	145,822
Payable upon return of securities loaned	73,128,098
Redemptions payable	1,632,889
Payable for investments purchased	10,656
Variation margin on futures contracts	27,200

Total liabilities	74,944,665

NET ASSETS	$305,459,561

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,640,386
Additional paid-in capital	231,852,294
Net unrealized appreciation on investments and futures contracts	58,802,394
Undistributed net investment income	83,173
Accumulated net realized gain on investments and futures contracts	12,081,314

NET ASSETS	$305,459,561

NET ASSET VALUE PER OUTSTANDING SHARE	$11.57
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	26,403,862

(1) Cost of investments in securities:	$247,601,735
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$208,211
Income from securities lending	118,172
Dividends	1,850,940

Total income	2,177,323

EXPENSES:
Management fees	848,513

NET INVESTMENT INCOME	1,328,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,006,387
Net realized gain on futures contracts	243,030
Change in net unrealized appreciation on investments	9,933,737
Change in net unrealized appreciation on futures contracts	33,081

Net realized and unrealized gain on investments and futures contracts	21,216,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,545,045
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,328,810	$1,284,001
Net realized gain on investments	11,006,387	20,465,594
Net realized gain (loss) on futures contracts	243,030	(128,177)
Change in net unrealized appreciation on investments	9,933,737	9,418,913
Change in net unrealized appreciation (depreciation) on futures contracts	33,081	46,229

Net increase in net assets resulting from operations	22,545,045	31,086,560

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,245,637)	(1,183,048)
From net realized gains	0	(22,074,164)

Total distributions	(1,245,637)	(23,257,212)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	90,450,716	155,787,388
Reinvestment of distributions	1,245,637	23,257,212
Redemptions of shares	(69,666,049)	(146,007,565)

Net increase in net assets resulting from share transactions	22,030,304	33,037,035

Total increase in net assets	43,329,712	40,866,383

NET ASSETS:
Beginning of period	262,129,849	221,263,466

End of period (1)	$305,459,561	$262,129,849
	0	0
OTHER INFORMATION:
SHARES:
Sold	8,079,106	14,018,788
Issued in reinvestment of distributions	107,661	2,181,959
Shares issued in connection with fund acquisition
Redeemed	(6,216,387)	(13,274,108)

Net increase	1,970,380	2,926,639

(1) Including undistributed net investment income	$83,173	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.73		$10.29	$10.15	$8.63	$6.26	$7.45
Income from Investment Operations
Net investment income	0.05		0.05	0.06	0.03	0.01	0.01
Net realized and unrealized gain (loss)	0.84		1.43	0.66	1.81	2.37	(1.19)
Total Income (Loss) From
Investment Operations	0.89		1.48	0.72	1.84	2.38	(1.18)
Less Distributions
From net investment income	(0.05)		(0.05)	(0.06)	(0.03)	(0.01)	(0.01)
From net realized gains +	0.00		(0.99)	(0.52)	(0.29)		(0.00)

Total Distributions	(0.05)		(1.04)	(0.58)	(0.32)	(0.01)	(0.01)

Net Asset Value, End of Period	$11.57		$10.73	$10.29	$10.15	$8.63	$6.26

Total Return	8.27%	w	14.57%	7.06%	21.78%	38.11%	(15.23%)

Net Assets, End of Period ($000)	$305,460		$262,130	$221,263	$186,894	$130,870	$28,483

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to
Average Net Assets	0.93%	*	0.52%	0.60%	0.39%	0.31%	0.22%

Portfolio Turnover Rate	13.15%	w	28.14%	21.74%	20.85%	88.78%	18.06%
+	The distribution from net realized gains in 2002 was less than $0.01 per share.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.66%
18,451 AAR Corp ^^*	609,068
5,999 Applied Signal Technology Inc	93,644
14,988 Armor Holdings Inc ^^*	1,302,008
13,457 Ceradyne Inc*	995,280
7,663 Cubic Corp	231,269
21,901 Curtiss-Wright Corp ^^	1,020,587
8,178 EDO Corp ^^	268,811
12,673 Esterline Technologies Corp*	612,233
27,741 GenCorp Inc ^^*	362,575
12,032 Kaman Corp Class A	375,278
20,992 Moog Inc ^^*	925,957
17,297 Teledyne Technologies Inc*	794,797
8,221 Triumph Group Inc	538,229
$8,129,736

AGRICULTURE --- 0.55%
36,793 Corn Products International Inc (1)	1,672,242
$1,672,242

AIR FREIGHT --- 0.41%
15,752 EGL Inc*	732,153
14,918 Forward Air Corp ^^	508,555
$1,240,708

AIRLINES --- 0.32%
18,087 Frontier Airlines Holdings Inc ^^*	101,287
15,521 Mesa Air Group Inc ^^*	102,594
31,915 SkyWest Inc	760,534
$964,415

AUTO PARTS & EQUIPMENT --- 0.44%
9,258 Drew Industries Inc*	306,810
22,493 LKQ Corp ^^*	554,677
5,677 Midas Inc*	128,698
5,974 Standard Motor Products Inc	89,789
11,300 Superior Industries International Inc ^^	245,888
$1,325,862

AUTOMOBILES --- 0.40%
7,758 Coachmen Industries Inc	74,942
31,625 Fleetwood Enterprises Inc ^^*	286,206
7,844 Lithia Motors Inc ^^	198,767
13,285 Monaco Coach Corp	190,640
15,614 Winnebago Industries Inc ^^	460,925
$1,211,480

BANKS --- 5.87%
8,450 Alabama National BanCorp	522,548
18,308 Boston Private Financial Holdings Inc ^^	491,936
14,025 Cascade Bancorp ^^	324,539
15,224 Central Pacific Financial Corp	502,544
22,062 Chittenden Corp ^^	771,067
14,875 Community Bank System Inc	297,798
30,188 East West Bancorp Inc	1,173,709
41,168 First BanCorp ^^	452,436
31,068 First Commonwealth Financial Corp ^^	339,263
15,775 First Financial Bancorp ^^	236,467
6,378 First Indiana Corp	141,081
24,599 First Midwest Bancorp Inc	873,510
15,274 First Republic Bank	819,603
19,355 Frontier Financial Corp ^^	436,068
26,034 Glacier Bancorp Inc ^^	529,792
20,241 Hanmi Financial Corp	345,311
9,900 Independent Bank Corp	170,379
9,191 Irwin Financial Corp	137,589
10,345 Nara Bancorp Inc ^^	164,796
9,160 PrivateBancorp Inc ^^	263,808
17,117 Prosperity Bancshares Inc ^^	560,753
15,949 Provident Bankshares Corp	522,808
14,725 Signature Bank*	502,123
36,655 South Finanal Group Inc	829,869
9,221 Sterling Bancorp NY ^^	147,813
36,749 Sterling Bancshares Inc	415,631
25,216 Sterling Financial Corp	729,751
25,752 Susquehanna Bancshares Inc ^^	576,072
37,122 Trust Co Bank Corp NY ^^	366,765
49,381 UCBH Holdings Inc ^^	902,191
31,306 Umpqua Holdings Corp ^^	736,004
17,931 United Bankshares Inc ^^	570,206
20,238 United Community Banks Inc ^^	523,962
33,407 Whitney Holding Corp	1,005,551
7,612 Wilshire Bancorp Inc ^^	92,714
11,932 Wintrust Financial Corp ^^	523,218
$17,999,675

BIOTECHNOLOGY --- 1.38%

16,744 ArQule Inc ^^*	118,045
14,170 Cambrex Corp	188,036
12,055 Digene Corp*	723,903
9,407 Dionex Corp*	667,803
15,380 Enzo Biochem Inc ^^*	229,931
6,070 Kendle International Inc*	223,194
16,088 Meridian Bioscience Inc ^^	348,466
13,529 PAREXEL International Corp*	569,030
9,231 PharmaNet Development Group Inc*	294,284
32,611 Regeneron Pharmaceuticals Inc*	584,389
23,294 Savient Pharmaceuticals Inc ^^*	289,311
$4,236,392

BROADCAST/MEDIA --- 0.09%
38,062 Radio One Inc*	268,718
$268,718

BUILDING MATERIALS --- 1.49%
14,013 Apogee Enterprises Inc	389,842
12,948 Griffon Corp ^^*	282,007
20,927 Headwaters Inc ^^*	361,409
28,713 Lennox International Inc	982,846
9,926 NCI Building Systems Inc ^^*	489,650
18,175 Simpson Manufacturing Co Inc ^^	613,225
13,518 Texas Industries Inc ^^	1,059,946
9,365 Universal Forest Products Inc	395,765
$4,574,690

CHEMICALS --- 1.22%
11,974 A Schulman Inc	291,327
12,011 Arch Chemicals Inc	422,067
16,968 Georgia Gulf Corp ^^	307,290
29,965 HB Fuller Co	895,654
6,286 Material Sciences Corp*	74,112
14,747 OM Group Inc*	780,411
20,775 Omnova Solutions Inc*	125,689
4,406 Penford Corp	120,240
45,941 PolyOne Corp*	330,316
4,984 Quaker Chemical Corp	117,622
20,354 Tronox Inc ^^	285,974
$3,750,702

COMMUNICATIONS – EQUIPMENT --- 2.11%
53,889 Arris Group Inc*	947,908
9,131 Audiovox Corp Class A*	118,429
5,890 Bel Fuse Inc Class B ^^	200,437
21,501 Belden CDT Inc	1,190,080
8,568 Black Box Corp	354,544

7,367 Blue Coat Systems Inc ^^*	364,814
24,484 C-Cor Inc*	344,245
11,498 Comtech Telecommunications Corp*	533,737
12,444 Digi International Inc*	183,425
16,276 Ditech Networks Inc*	133,300
39,036 Harmonic Inc ^^*	346,249
10,679 Inter-Tel Inc	255,548
17,143 NETGEAR Inc*	621,434
12,463 Network Equipment Technologies Inc*	118,897
11,073 PC-Tel Inc*	96,889
22,930 SymmetriCom Inc*	192,612
6,546 Tollgrade Communications Inc*	69,060
12,623 ViaSat Inc*	405,198
$6,476,806

COMPUTER HARDWARE & SYSTEMS --- 1.15%
58,819 Adaptec Inc*	224,100
20,413 Avid Technology Inc ^^*	721,599
12,859 Hutchinson Technology Inc ^^*	241,878
15,215 Komag Inc ^^*	485,206
9,895 Neoware Systems Inc ^^*	133,978
15,044 Novatel Wireless Inc*	391,445
33,247 Secure Computing Corp*	252,345
12,906 Synaptics Inc ^^*	461,906
8,564 Valmont Industries Inc ^^	623,117
$3,535,574

COMPUTER SOFTWARE & SERVICES --- 5.13%
38,317 ANSYS Inc	1,015,401
24,120 Allscripts Healthcare Solutions Inc ^^*	614,578
8,635 Ansoft Corp*	254,646
13,555 Authorize.Net Holdings Inc*	242,499
5,675 Bankrate Inc ^^*	271,946
21,897 Blackbaud Inc	483,486
15,311 CACI International Inc Class A*	747,942
26,689 CIBER Inc*	218,316
13,566 Captaris Inc*	69,458
4,872 Catapult Communications Corp*	48,330
14,385 Concur Technologies Inc ^^*	328,697
10,781 EPIQ Systems Inc ^^	174,221
28,725 Epicor Software Corp ^^*	427,141
18,590 FactSet Research Systems Inc	1,270,627
16,297 InfoSpace Inc	378,253
43,150 Informatica Corp*	637,326
14,644 JDA Software Group Inc*	287,462
10,814 MAXIMUS Inc	469,111
20,057 MICROS Systems Inc*	1,091,101
14,506 MIVA Inc*	94,289

9,060 ManTech International Corp*	279,320
13,319 Manhattan Associates Inc*	371,733
22,918 Napster Inc*	77,921
12,749 Phoenix Technologies Ltd*	107,474
20,299 Progress Software Corp*	645,305
8,474 Quality Systems Inc ^^	321,758
12,808 Radiant Systems Inc*	169,578
6,450 SI International Inc ^^*	212,979
9,122 SPSS Inc*	402,645
12,828 Sonic Solutions ^^*	161,761
14,597 Sykes Enterprises Inc*	277,197
32,442 THQ Inc*	990,130
36,048 Take-Two Interactive Software Inc ^^*	719,879
32,959 United Online Inc ^^	543,494
22,245 Websense Inc*	472,706
24,433 j2 Global Communications Inc ^^*	852,712
$15,731,422

CONGLOMERATES --- 0.15%
6,164 Standex International Corp	175,304
14,006 Tredegar Corp	298,328
$473,632

CONTAINERS --- 0.49%
34,320 AptarGroup Inc	1,220,419
13,358 Myers Industries Inc	295,345
$1,515,764

COSMETICS & PERSONAL CARE --- 0.43%
9,416 Chattem Inc ^^*	596,786
7,800 Mannatech Inc ^^	123,942
27,610 Playtex Products Inc*	408,904
4,221 USANA Health Sciences Inc ^^*	188,848
$1,318,480

DISTRIBUTORS --- 1.54%
18,326 Applied Industrial Technologies Inc	540,617
8,068 Keystone Automotive Industries Inc*	333,773
2,078 Lawson Products Inc	80,419
6,636 Nash Finch Co ^^	328,482
20,028 Owens & Minor Inc ^^	699,778
17,486 Performance Food Group Co*	568,120
10,681 Spartan Stores Inc	351,512
21,164 United Natural Foods Inc ^^*	562,539
12,200 Watsco Inc ^^	663,680
14,097 World Fuel Services Corp ^^	592,920
$4,721,840

ELECTRIC COMPANIES --- 1.12%
15,036 ALLETE Inc	707,444
6,718 CH Energy Group Inc ^^	302,108
5,042 Central Vermont Public Service Corp ^^	189,983
28,500 Cleco Corp ^^	698,250
22,637 El Paso Electric Co*	555,965
12,420 UIL Holdings Corp	411,102
17,429 UniSource Energy Corp ^^	573,240
$3,438,092

ELECTRONIC INSTRUMENTS & EQUIP --- 6.49%
11,288 AO Smith Corp	450,278
21,502 Acuity Brands Inc	1,296,141
36,814 Aeroflex Inc*	521,654
15,240 Agilysys Inc	342,900
15,607 Anixter International Inc ^^*	1,173,802
20,379 Baldor Electric Co ^^	1,004,277
15,022 Bell Microproducts Inc*	97,943
35,887 Benchmark Electronics Inc*	811,764
25,105 Brightpoint Inc*	346,198
12,678 C&D Technologies Inc ^^*	70,997
17,738 CTS Corp	224,563
19,428 Checkpoint Systems Inc*	490,557
21,964 Cognex Corp ^^	494,410
15,473 Coherent Inc*	472,081
15,728 Daktronics Inc ^^	337,837
14,447 Electro Scientific Industries Inc*	300,498
32,800 Flir Systems Inc (1)*	1,517,000
11,399 Gerber Scientific Inc*	132,456
14,879 Itron Inc ^^*	1,159,669
6,942 Keithley Instruments Inc	87,122
11,110 Littelfuse Inc*	375,185
9,260 LoJack Corp*	206,405
9,064 MTS Systems Corp	404,889
14,727 MagneTek Inc*	75,844
10,963 Mercury Computer Systems Inc*	133,749
18,497 Methode Electronics Inc Class A	289,478
19,217 Newport Corp*	297,479
9,989 Park Electrochemical Corp	281,490
8,235 Photon Dynamics Inc*	89,762
8,582 Planar Systems Inc*	64,279
22,900 Plexus Corp*	526,471
10,838 RadiSys Corp*	134,391
15,790 Regal-Beloit Corp ^^	734,867
8,749 Rogers Corp*	323,713
12,732 ScanSource Inc*	407,297
20,850 TTM Technologies Inc*	271,050
20,158 Technitrol Inc	577,930

59,079 Trimble Navigation Ltd (1)	1,902,344
15,386 Veeco Instruments Inc ^^*	319,106
9,616 Vicor Corp	127,220
14,614 Woodward Governor Co	784,333
14,366 X-Rite Inc	212,186
$19,871,615

ELECTRONICS – SEMICONDUCTOR --- 3.62%
31,975 AMIS Holdings Inc*	400,327
17,041 ATMI Inc*	511,230
12,842 Actel Corp*	178,632
17,651 Advanced Energy Industries Inc*	399,972
50,229 Axcelis Technologies Inc ^^*	325,986
37,420 Brooks Automation Inc*	679,173
11,758 Cabot Microelectronics Corp ^^*	417,291
11,230 Cohu Inc	249,868
17,854 Cymer Inc*	717,731
14,099 DSP Group Inc*	288,607
9,975 Diodes Inc ^^*	416,656
17,947 Exar Corp*	240,490
12,841 FEI Co*	416,819
33,527 Kopin Corp*	130,755
28,423 Kulicke & Soffa Industries Inc ^^*	297,589
18,424 MKS Instruments Inc ^^*	510,345
37,710 Microsemi Corp ^^*	903,155
12,827 Pericom Semiconductor Corp*	143,149
20,651 Photronics Inc*	307,287
12,346 Rudolph Technologies Inc ^^*	205,067
80,705 Skywork Solutions Inc*	593,182
11,179 Standard Microsystems Corp*	383,887
6,812 Supertex Inc*	213,488
11,461 Ultratech Inc*	152,775
38,861 Varian Semiconductor Equipment Associates Inc (1)	1,556,772
10,523 Viad Corp	443,755
$11,083,988

ENGINEERING & CONSTRUCTION --- 1.69%
15,738 EMCOR Group Inc	1,147,300
13,475 Insituform Technologies Inc Class A ^^*	293,890
39,937 Shaw Group Inc (1)*	1,848,684
28,640 Tetra Tech Inc*	617,192
26,220 URS Corp*	1,272,981
$5,180,047

FINANCIAL SERVICES --- 1.74%
8,862 Anchor Bancorp Wisconsin Inc ^^	232,096
27,338 Bank Mutual Corp ^^	315,207

22,262 BankAtlantic Bancorp Inc Class B ^^	191,676
15,767 BankUnited Financial Corp ^^	316,444
30,438 Brookline Bancorp Inc	350,341
16,378 Corus Bankshares Inc ^^	282,684
13,291 Dime Community Bancshares	175,308
9,630 Downey Financial Corp ^^	635,387
12,731 Financial Federal Corp ^^	379,638
8,181 FirstFed Financial Corp ^^*	464,108
19,153 Flagstar Bancorp Inc	230,794
11,673 Franklin Bank Corp ^^*	173,928
33,451 Fremont General Corp ^^	359,933
13,848 MAF Bancorp Inc	751,392
7,945 Portfolio Recovery Associates Inc ^^	476,859
$5,335,795

FOOD & BEVERAGES --- 1.19%
25,568 Flowers Foods Inc	852,948
19,599 Hain Celestial Group Inc*	531,917
6,785 J&J Snack Foods Corp	256,066
15,339 Lance Inc ^^	361,387
6,700 Peets Coffee & Tea Inc ^^*	165,021
13,390 Ralcorp Holdings Inc*	715,696
7,859 Sanderson Farms Inc ^^	353,812
15,402 TreeHouse Foods Inc*	409,847
$3,646,694

GOLD, METALS & MINING --- 2.82%
7,820 AM Castle & Co	280,816
10,855 AMCOL International Corp ^^	296,450
10,024 Brush Engineered Materials Inc ^^*	420,908
14,016 Century Aluminum Co*	765,694
23,151 Chaparral Steel Co (1)	1,663,862
20,309 Cleveland-Cliffs Inc (1) ^^	1,577,400
14,729 Gibraltar Industries Inc	326,247
40,113 Massey Energy Co ^^	1,069,011
18,335 Quanex Corp	892,915
11,423 RTI International Metals Inc*	860,952
13,135 Ryerson Inc ^^	494,533
$8,648,788

HEALTH CARE RELATED --- 3.95%
25,850 AMERIGROUP Corp*	615,230
14,795 AmSurg Corp*	357,151
12,835 Amedisys Inc	466,296
21,537 Centene Corp*	461,323
12,546 Chemed Corp	831,674
10,789 Cross Country Healthcare Inc*	179,961
11,942 Cryolife Inc ^^*	155,365

9,791 Genesis HealthCare Corp*	669,900
13,653 Gentiva Health Services Inc*	273,879
14,743 HealthExtras Inc*	436,098
17,332 Healthways Inc ^^*	821,017
33,857 Hooper Holmes Inc*	113,421
9,841 LCA-Vision Inc	465,086
15,925 Martek Biosciences Corp ^^*	413,572
10,600 Matria Healthcare Inc ^^*	320,968
16,700 Odyssey Healthcare Inc ^^*	198,062
13,125 Option Care Inc ^^	202,125
33,282 PSS World Medical Inc ^^*	606,398
24,001 Pediatrix Medical Group Inc*	1,323,655
8,613 RehabCare Group Inc*	122,649
9,900 Res-Care Inc*	209,286
27,663 Sierra Health Services Inc*	1,150,228
22,179 Sunrise Senior Living Inc ^^*	886,938
17,325 Symmetry Medical Inc*	277,373
14,902 inVentiv Health Inc*	545,562
$12,103,217

HOMEBUILDING --- 0.49%
37,928 Champion Enterprises Inc ^^*	372,832
5,991 M/I Homes Inc ^^	159,361
10,912 Meritage Homes Corp ^^*	291,896
3,372 Skyline Corp	101,194
32,009 Standard Pacific Corp ^^	561,118
$1,486,401

HOTELS/MOTELS --- 0.13%
10,562 Marcus Corp	250,953
5,200 Monarch Casino & Resort Inc*	139,620
$390,573

HOUSEHOLD GOODS --- 0.86%
5,839 Bassett Furniture Industries Inc	79,702
35,308 Central Garden & Pet Co ^^*	414,163
15,470 Ethan Allen Interiors Inc ^^	529,848
26,360 Interface Inc	497,150
25,383 La-Z-Boy Inc ^^	290,889
7,071 Libbey Inc ^^	152,521
2,346 National Presto Industries Inc	146,250
5,707 Russ Berrie & Co Inc*	106,321
19,163 Spectrum Brands Inc ^^*	129,734
8,681 WD-40 Co	285,344
$2,631,922

INSURANCE RELATED --- 2.99%
21,515 Delphi Financial Group Inc Class A	899,542

18,065 Hilb Rogal & Hobbs Co ^^	774,266
9,619 Infinity Property & Casualty Corp	487,972
8,452 LandAmerica Financial Group Inc	815,533
28,370 Philadelphia Consolidated Holding Corp*	1,185,866
10,625 Presidential Life Corp	208,888
16,473 ProAssurance Corp ^^*	917,052
9,858 RLI Corp ^^	551,555
4,949 SCPIE Holdings Inc*	123,725
7,121 Safety Insurance Group Inc ^^	294,809
28,343 Selective Insurance Group Inc	761,860
9,030 Stewart Information Services Corp	359,665
9,950 Tower Group Inc	317,405
6,044 Triad Guaranty Inc ^^*	241,337
10,408 United Fire & Casualty Co	368,235
18,317 Zenith National Insurance Corp	862,548
$9,170,258

INVESTMENT BANK/BROKERAGE FIRM --- 0.67%
21,912 Investment Technology Group Inc*	949,447
26,352 LaBranche & Co Inc ^^*	194,478
9,165 Piper Jaffray Cos Inc*	510,765
12,167 SWS Group Inc ^^	263,051
12,544 TradeStation Group Inc*	146,138
$2,063,879

LEISURE & ENTERTAINMENT --- 2.01%
6,501 4Kids Entertainment Inc ^^*	97,515
5,866 Arctic Cat Inc	116,147
13,872 JAKKS Pacific Inc ^^*	390,358
24,393 K2 Inc*	370,530
32,386 Live Nation*	724,799
13,749 Multimedia Games Inc ^^*	175,437
15,570 Nautilus Group Inc ^^	187,463
29,500 Pinnacle Entertainment Inc*	830,425
17,700 Polaris Industries Inc ^^	958,632
24,373 Pool Corp ^^	951,278
10,471 RC2 Corp*	418,945
17,402 Shuffle Master Inc ^^*	288,873
9,032 Sturm Ruger & Co Inc ^^*	140,177
17,936 WMS Industries Inc ^^	517,633
$6,168,212

MACHINERY --- 4.60%
10,150 ASV Inc ^^*	175,392
14,500 Albany International Corp Class A	586,380
9,391 Astec Industries Inc*	396,488
19,866 Barnes Group Inc ^^	629,355
24,478 Briggs & Stratton Corp ^^	772,526

25,361 CLARCOR Inc	949,262
5,006 Cascade Corp	392,671
10,615 EnPro Industries Inc*	454,216
26,161 Gardner Denver Inc*	1,113,151
40,129 IDEX Corp (1)	1,546,572
10,563 Intevac Inc*	224,569
13,978 Kaydon Corp ^^	728,533
5,763 Lindsay Manufacturing Co ^^	255,243
8,088 Lydall Inc*	118,166
30,830 Manitowoc Co Inc (1)	2,478,105
18,300 Mueller Industries Inc	630,252
8,454 Robbins & Myers Inc	449,161
5,100 Stratasys Inc ^^*	239,598
19,960 Toro Co ^^	1,175,444
15,076 Wabash National Corp	220,562
14,701 Watts Water Technologies Inc ^^	550,846
$14,086,492

MEDICAL PRODUCTS --- 4.99%
35,593 American Medical Systems Holdings Inc ^^*	642,098
6,935 Analogic Corp	509,792
13,589 ArthroCare Corp ^^*	596,693
11,736 BioLase Technology Inc ^^*	71,238
7,790 Biosite Inc ^^*	720,575
13,991 CONMED Corp*	409,656
22,053 Cooper Cos Inc ^^	1,175,866
10,921 Cyberonics Inc ^^*	183,691
11,673 DJ Orthopedics Inc ^^*	481,745
6,263 Datascope Corp	239,748
11,036 Greatbatch Inc ^^*	357,566
13,086 Haemonetics Corp*	688,454
26,649 Hologic Inc (1) ^^*	1,473,956
7,171 ICU Medical Inc*	307,923
15,318 IDEXX Laboratories Inc (1) ^^*	1,449,542
34,039 Immucor Inc*	952,071
9,659 Integra LifeSciences Holdings ^^*	477,348
15,769 Invacare Corp ^^	289,046
5,862 Kensey Nash Corp ^^*	157,160
19,641 Mentor Corp ^^	798,996
13,514 Merit Medical Systems Inc*	161,627
8,588 Osteotech Inc*	61,834
8,994 Palomar Medical Technologies Inc ^^*	312,182
11,172 PolyMedica Corp ^^	456,376
8,495 Possis Medical Inc*	92,426
36,428 Respironics Inc (1)*	1,551,469
7,552 SurModics Inc ^^*	377,600
16,399 Theragenics Corp*	68,384
3,865 Vital Signs Inc	214,701

$15,279,763

OFFICE EQUIPMENT & SUPPLIES --- 0.62%
26,736 Brady Corp Class A	992,975
13,780 United Stationers Inc*	918,299
$1,911,274

OIL & GAS --- 5.53%
13,565 Atwood Oceanics Inc*	930,830
11,631 Bristow Group Inc ^^*	576,316
47,927 Cabot Oil & Gas Corp Class A (1)	1,767,548
10,052 Carbo Ceramics Inc ^^	440,378
11,965 Dril-Quip Inc ^^	537,827
45,160 Helix Energy Solutions Group Inc (1)*	1,802,336
11,516 Hornbeck Offshore Services Inc*	446,360
34,910 Input/Output Inc ^^*	544,945
7,429 Lufkin Industries Inc	479,542
11,975 Matrix Service Co ^^*	297,579
27,427 Oceaneering International Inc (1)*	1,443,757
18,578 Penn Virginia Corp	746,836
7,315 Petroleum Development Corp*	347,316
10,417 SEACOR SMIT Inc*	972,531
31,052 St Mary Land & Exploration Co	1,137,124
13,816 Stone Energy Corp*	473,336
14,611 Swift Energy Co*	624,766
35,923 TETRA Technologies Inc*	1,013,029
22,884 Unit Corp (1)*	1,439,632
15,050 W-H Energy Services Inc*	931,746
$16,953,734

PAPER & FOREST PRODUCTS --- 0.71%
18,760 Buckeye Technologies Inc*	290,217
14,376 Caraustar Industries Inc ^^*	75,474
9,834 Chesapeake Corp	123,613
5,086 Deltic Timber Corp ^^	278,815
7,353 Neenah Paper Inc ^^	303,385
8,096 Pope & Talbot Inc ^^*	32,141
17,217 Rock-Tenn Co Class A	546,123
7,761 Schweitzer-Mauduit International Inc	240,591
22,037 Wausau Paper Corp	295,296
$2,185,655

PERSONAL LOANS --- 0.44%
14,701 Cash America International Inc	582,895
13,918 First Cash Financial Services Inc*	326,238
13,393 Rewards Network Inc*	54,510
8,723 World Acceptance Corp*	372,734
$1,336,377

PHARMACEUTICALS --- 0.85%
16,723 Alpharma Inc Class A ^^	434,965
8,143 Bradley Pharmaceuticals Inc ^^*	176,703
39,432 MGI Pharma Inc ^^*	882,094
12,216 Noven Pharmaceuticals Inc*	286,465
14,645 Sciele Pharma Inc ^^*	345,036
34,468 ViroPharma Inc ^^*	475,658
$2,600,921

POLLUTION CONTROL --- 0.34%
33,963 Waste Connections Inc	1,027,041
$1,027,041

PRINTING & PUBLISHING --- 0.24%
13,609 Bowne & Co Inc	265,512
5,837 Consolidated Graphics Inc*	404,387
6,095 Standard Register Co	69,483
$739,382

RAILROADS --- 0.47%
37,991 Kansas City Southern (1) ^^*	1,426,182
$1,426,182

REAL ESTATE --- 3.67%
15,869 Acadia Realty Trust REIT ^^	411,801
22,978 Colonial Properties Trust REIT ^^	837,548
11,762 EastGroup Properties Inc REIT	515,411
13,205 Entertainment Properties REIT ^^	710,165
12,816 Essex Property Trust REIT (1) ^^	1,490,501
32,230 Inland Real Estate Corp REIT ^^	547,265
16,199 Kilroy Realty Corp REIT ^^	1,147,537
14,275 Kite Realty Group Trust REIT ^^	271,511
10,267 LTC Properties Inc REIT	233,574
32,686 Lexington Corp Properties Trust REIT ^^	679,869
24,199 Medical Properties Trust Inc REIT ^^	320,153
12,600 Mid-America Apartment Communities Inc REIT ^^	661,248
33,003 National Retail Properties Inc REIT ^^	721,446
7,922 PS Business Parks Inc REIT	502,017
7,886 Parkway Properties Inc REIT	378,765
36,775 Senior Housing Properties Trust REIT	748,371
10,196 Sovran Self Storage Inc REIT	491,039
15,450 Tanger Factory Outlet Centers Inc REIT ^^	578,603
$11,246,824

RESTAURANTS --- 2.48%
16,057 CEC Entertainment Inc*	565,206
32,396 CKE Restaurants Inc	650,188

14,329 California Pizza Kitchen Inc	307,787
7,587 IHOP Corp ^^	412,960
15,476 Jack In The Box Inc*	1,097,867
8,365 Landry's Restaurants Inc	253,125
11,714 O'Charley's Inc	236,154
12,736 PF Changs China Bistro Inc ^^*	448,307
15,804 Panera Bread Co Class A ^^*	727,932
11,092 Papa John's International Inc*	319,006
15,193 Rare Hospitality International Inc*	406,717
8,274 Red Robin Gourmet Burgers Inc ^^*	334,021
8,575 Ruth's Chris Steak House Inc ^^*	145,689
34,404 Sonic Corp*	761,016
14,042 Steak N Shake Co ^^*	234,361
26,380 Texas Roadhouse Inc*	337,400
32,053 Triar Cos Inc	503,232
$7,740,968

RETAIL --- 5.44%
24,118 Aaron Rents Inc	704,246
11,200 Big 5 Sporting Goods Corp	285,600
6,791 Blue Nile Inc ^^*	410,176
14,516 Building Materials Holding Corp ^^	205,982
24,981 Casey's General Stores Inc	680,982
15,567 Cato Corp Class A	341,540
12,500 Charlotte Russe Holding Inc*	335,875
11,529 Children's Place*	595,358
17,931 Christopher & Banks Corp ^^	307,517
10,914 Cost Plus Inc ^^*	92,551
22,871 Dress Barn Inc*	469,313
19,750 Freds Inc	264,255
11,112 Genesco Inc*	581,269
9,671 Great Atlantic & Pacific Tea Co Inc ^^*	324,365
11,990 Group 1 Automotive Inc	483,677
14,641 Guitar Center Inc ^^*	875,678
15,546 Gymboree Corp*	612,668
11,196 Haverty Furniture Inc ^^	130,657
15,706 Hibbett Sports Inc*	430,030
21,844 Hot Topic Inc*	237,444
23,917 Insight Enterprises Inc*	539,807
12,045 Jo-Ann Stores Inc*	342,439
8,897 Jos A Bank Clothiers Inc ^^*	368,959
14,324 Longs Drug Stores Corp	752,296
9,235 MarineMax Inc ^^*	184,885
26,150 Men's Wearhouse Inc	1,335,481
26,870 Pep Boys - Manny Moe & Jack ^^	541,699
9,194 School Specialty Inc ^^*	325,835
24,692 Select Comfort Corp ^^*	400,504
15,112 Sonic Automotive Inc ^^	437,795

21,278 Stage Stores Inc	445,987
9,104 Stamps.com Inc*	125,453
13,314 Stein Mart Inc ^^	163,230
16,928 Tractor Supply Co ^^*	881,102
14,710 Tuesday Morning Corp ^^	181,816
15,835 Tween Brands Inc ^^*	706,241
24,224 Zale Corp ^^*	576,773
$16,679,485

SHOES --- 1.64%
21,851 Brown Shoe Co Inc	531,416
33,358 Crocs Inc ^^	1,435,395
5,439 Deckers Outdoor Corp ^^*	548,795
27,850 Iconix Brand Group Inc ^^*	618,827
13,129 K-Swiss Inc ^^	371,945
13,496 Skechers USA Inc*	394,083
18,054 Stride Rite Corp	365,774
27,483 Wolverine World Wide Inc	761,554
$5,027,789

SPECIALIZED SERVICES --- 3.12%
21,904 ABM Industries Inc	565,342
17,149 AMN Healthcare Services Inc*	377,278
11,989 Administaff Inc	401,512
4,718 Angelica Corp	99,455
14,803 Arbitron Inc	762,799
12,960 Bright Horizons Family Solutions Inc*	504,274
6,436 CDI Corp	207,239
2,597 CPI Corp	180,492
13,775 Coinstar Inc*	433,637
10,625 G&K Services Inc Class A	419,794
12,076 Gevity HR Inc	233,429
13,712 Healthcare Services Group Inc ^^	404,504
8,886 Heidrick & Struggles International Inc*	455,319
22,953 Labor Ready Inc*	530,444
17,744 Mobile Mini Inc*	518,125
17,372 On Assignment Inc ^^*	186,228
12,032 PetMed Express Inc ^^*	154,491
4,350 Pre-Paid Legal Services Inc*	279,749
27,852 Spherion Corp*	261,530
5,558 StarTek Inc ^^	59,971
11,417 Universal Technical Institute Inc*	289,878
4,828 Vertrue Inc*	235,510
6,391 Volt Information Sciences Inc ^^	117,850
21,169 Watson Wyatt & Co Holdings	1,068,611
23,353 eFunds Corp*	824,127
$9,571,588

TELEPHONE & TELECOMMUNICATIONS --- 0.19%
9,975 CT Communications Inc	304,337
22,254 General Communication Inc Class A*	285,074
1,060 Metrocall Inc @ [2] *	0
$589,411

TEXTILES --- 1.13%
7,166 Ashworth Inc*	50,162
20,710 Finish Line Inc	188,668
22,344 Fossil Inc*	658,925
12,770 Kellwood Co	359,092
10,104 Movado Group Inc	340,909
7,614 Oxford Industries Inc	337,605
60,432 Quiksilver Inc ^^*	853,904
7,047 UniFirst Corp	310,420
7,220 Volcom Inc*	361,939
$3,461,624

TOBACCO --- 0.14%
43,394 Alliance One International Inc*	436,110
$436,110

TRANSPORTATION --- 1.62%
12,404 Arkansas Best Corp	483,384
29,130 Heartland Express Inc	474,819
19,494 Hub Group Inc*	685,409
26,361 Kirby Corp*	1,011,999
28,575 Knight Transportation Inc ^^	553,784
27,459 Landstar System Inc	1,324,897
13,832 Old Dominion Freight Line Inc*	417,035
$4,951,327

UNIT INVESTMENT TRUST --- 0.07%
3,000 iShares SmallCap 600 Index Fund ^^	213,300
$213,300

UTILITIES --- 3.57%
43,899 Atmos Energy Corp	1,319,604
26,020 Avista Corp	560,731
5,704 Cascade Natural Gas Corp	150,643
35,464 Energen Corp (1)	1,948,392
10,660 Laclede Group Inc	339,841
13,829 New Jersey Resources Corp ^^	705,556
13,371 Northwest Natural Gas Co	617,606
36,562 Piedmont Natural Gas Co Inc ^^	901,253
14,580 South Jersey Industries Inc	515,840
53,344 Southern Union Co (1)	1,738,481
20,834 Southwest Gas Corp	704,398

52,533 UGI Corp	1,433,100
$10,935,445

WATER --- 0.10%
8,444 American States Water Co ^^	300,353
$300,353

TOTAL COMMON STOCK --- 97.61%	$299,068,664
(Cost $240,281,470)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

6,977,000 Federal Home Loan Bank	6,975,139
4.870% July 2, 2007
350,000 United States of America (1)	345,126
5.000% October 11, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.39%	$7,320,265
(Cost $7,320,265)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%
$306,388,929
(Cost $247,601,735)

Legend
* Non-income Producing Security
[2] Security is fair valued at June 30, 2007.
(1) Collateral or Segregated Assets for Futures
@ Security has no market value at June 30, 2007.
REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007. The    cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $60,607,450 and $36,579,216, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $248,914,232. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $71,829,438 and gross depreciation of securities in which there was an excess of tax cost over value of $14,354,741 resulting in net appreciation of $57,474,697.

5.	FUTURES CONTRACTS

As of June 30, 2007, the Portfolio had 17 open Russell 2000 long futures contracts. The contracts expire in September 2007 and the Portfolio has recorded unrealized appreciation of $15,200.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $72,646,171 and received collateral of $73,128,098 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007